Pension Plans	12 Months Ended
Mar. 31, 2020
Retirement Benefits [Abstract]
Pension Plans
20. Pension Plans
The Company and certain subsidiaries have contributory and
non-contributory
pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum
payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.
The Company and certain subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in debt securities and marketable equity securities.
The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2019 and 2020 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2019	2020	2019	2020
Change in benefit obligation:
Benefit obligation at beginning of year	¥104,593	¥110,661	¥100,782	¥107,812
Service cost	5,526	5,879	3,186	3,566
Interest cost	721	585	2,002	1,634
Actuarial loss (income)	4,051	(3,935)	8,060	(2,465)
Foreign currency exchange rate change	0	0	(4,392)	(4,172)
Plan participant’s contributions	0	0	0	392
Benefits paid	(3,178)	(4,111)	(1,452)	(1,788)
Business combinations	0	1,399	0	0
Divestitures	(684)	0	0	(237)
Plan amendments	(368)	(11)	(374)	(1,126)

Benefit obligation at end of year	110,661	110,467	107,812	103,616

Change in plan assets:
Fair value of plan assets at beginning of year	121,269	123,628	93,338	96,837
Actual return on plan assets	1,383	(2,790)	7,023	3,114
Employer contribution	3,633	3,821	1,920	2,333
Plan participant’s contributions	0	0	0	392
Benefits paid	(2,657)	(3,429)	(1,346)	(1,683)
Business combinations	0	1,550	0	0
Divestitures	0	0	0	(187)
Foreign currency exchange rate change	0	0	(4,098)	(3,812)

Fair value of plan assets at end of year	123,628	122,780	96,837	96,994

The funded status of the plans	¥12,967	¥12,313	¥(10,975)	¥(6,622)

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥25,590	¥24,521	¥12	¥11
Accrued benefit liability included in other liabilities	(12,623)	(12,208)	(10,987)	(6,633)

Net amount recognized	¥12,967	¥12,313	¥(10,975)	¥(6,622)

Amount recognized in accumulated other comprehensive income (loss), pre-tax,
at March 31, 2019 and 2020 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2019	2020	2019	2020
Net prior service credit	¥1,364	¥545	¥594	¥1,446
Net actuarial loss	(28,389)	(28,863)	(14,711)	(12,293)
Net transition obligation	0	0	—	0

Total recognized in accumulated other comprehensive loss, pre-tax	¥(27,025)	¥(28,318)	¥(14,117)	¥(10,847)

The estimated portions of the net prior service credit and net actuarial loss above that will be recognized as a component of net pension cost (gain) of Japanese pension plans in fiscal 2021 are a gain of ¥158 million and a loss of ¥1,323 million, respectively, the estimated portions of the net prior service credit, net actuarial loss and net transition obligation above that will be recognized as a component of net pension cost (gain) of overseas pension plans in fiscal 2021 are a gain
of ¥293 million,
losses
of ¥187 million and ¥1 million, respectively.
The accumulated benefit obligations for all Japanese defined benefit pension plans were ¥97,819 million and ¥98,964 million, respectively, at March 31, 2019 and 2020. The accumulated benefit obligations for all overseas defined benefit pension plans were ¥95,879 million and ¥96,959 million, respectively, at March 31, 2019 and 2020.
The aggregates of projected benefit obligations, accumulated benefit obligations and aggregate fair values of plan assets in Japanese pension plans with the accumulated benefit obligations in excess of plan assets were ¥20,739 million, ¥20,427 million and ¥8,116 million, respectively, at March 31, 2019 and ¥20,337 million, ¥20,095 million and ¥8,129 million, respectively, at March 31, 2020. The aggregates of projected benefit obligations, accumulated benefit obligations and aggregate fair values in overseas pension plans with the accumulated benefit obligations in excess of plan assets were ¥7,076 million, ¥7,012 million and ¥5,758 million, respectively, at March 31, 2019 and ¥6,553 million, ¥6,498 million and ¥5,355 million, respectively, at March 31, 2020.
Net pension cost of the plans for fiscal 2018, 2019 and 2020 consists of the following:

	Millions of yen
	2018	2019	2020
Japanese plans:
Service cost	¥5,339	¥5,526	¥5,879
Interest cost	778	721	585
Expected return on plan assets	(2,627)	(2,723)	(2,806)
Amortization of prior service credit	(912)	(897)	(820)
Amortization of net actuarial loss	856	844	1,156
Amortization of transition obligation	45	—	0

Net periodic pension cost	¥3,479	¥3,471	¥3,994

Overseas plans:
Service cost	¥3,455	¥3,186	¥3,566
Interest cost	1,994	2,002	1,634
Expected return on plan assets	(4,217)	(4,407)	(4,262)
Amortization of prior service credit	(123)	(174)	(208)
Amortization of net actuarial loss	38	75	739
Amortization of transition obligation	4	7	1

Net periodic pension cost	¥1,151	¥689	¥1,470

Note:
The components of net periodic pension cost other than the service cost component are included in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2018, 2019 and 2020 are summarized as follows:

	Millions of yen
	2018	2019	2020
Japanese plans:
Current year actuarial gain (loss)	¥(1,005)	¥(5,078)	¥(1,629)
Amortization of net actuarial loss	856	844	1,156
Prior service credit due to amendments	(5)	20	0
Amortization of prior service credit	(912)	(897)	(820)
Amortization of transition obligation	45	—	0

Total recognized in other comprehensive income (loss), pre-tax	¥(1,021)	¥(5,111)	¥(1,293)

Overseas plans:
Current year actuarial gain (loss)	¥(2,417)	¥(5,553)	¥1,117
Amortization of net actuarial loss	38	75	739
Prior service credit due to amendments	0	50	1,097
Amortization of prior service credit	(123)	(174)	(208)
Amortization of transition obligation	4	7	1
Foreign currency exchange rate change	(354)	496	524

Total recognized in other comprehensive income (loss), pre-tax	¥(2,852)	¥(5,099)	¥3,270

The Company and certain subsidiaries use March 31 as a measurement date for all of our material plans.
Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2018	2019	2020
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	0.7%	0.5%	0.6%
Rate of increase in compensation levels	4.6%	4.4%	4.0%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	0.8%	0.7%	0.5%
Rate of increase in compensation levels	4.5%	4.6%	4.4%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.2%

Overseas plans	2018	2019	2020
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	2.0%	1.7%	1.7%
Rate of increase in compensation levels	2.4%	2.4%	2.2%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	2.1%	2.0%	1.7%
Rate of increase in compensation levels	2.4%	2.4%	2.4%
Expected long-term rate of return on plan assets	4.9%	4.7%	3.7%

The Company and certain subsidiaries determine the expected long-term rate of return on plan assets annually based on the composition of the pension asset portfolios and the expected long-term rate of return on these portfolios. The expected long-term rate of return is designed to approximate the long-term rate of return actually earned on the plans’ assets over time to ensure that funds are available to meet the pension obligations that result from the services provided by employees. The Company and certain subsidiaries use a number of factors to determine the expected rate of return, including actual historical returns on the asset classes of the plans’ portfolios and independent projections of returns of the various asset classes.
The Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. The Company and certain subsidiaries formulate a policy portfolio appropriate to produce the expected long-term rate of return on plan assets and to ensure that plan assets are allocated under this policy portfolio. The Company and certain subsidiaries periodically have an external consulting firm monitor the results of actual return and revise the policy portfolio if necessary.
The fair value of Japanese pension plan assets at March 31, 2019 and 2020, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement
s
.”

	Millions of yen
	March 31, 2019
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥19,824	¥0	¥0	¥0
Other than Japan
Pooled funds*2	24,535	0	0	0
Debt securities:
Japan
Pooled funds*3	19,243	0	0	0
Other than Japan
Pooled funds*4	27,382	0	0	0
Other assets:
Life insurance company general accounts*5	27,482	0	27,482	0
Others*6	5,162	0	5,162	0

	¥123,628	¥0	¥32,644	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥42 million at March 31, 2019.

*2	These funds invest in listed shares.

*3	These funds invest approximately 60% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥1,578 million at March 31, 2019.

*4	These funds invest entirely in foreign government bonds.

*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.

*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2019, our policy for the portfolio of plans consists of three major components: approximately 40% is invested in equity securities, approximately 40% is invested in debt securities and approximately 20% is invested in other assets, primarily consisting of investments in life insurance company general accounts.
Level 2 assets are comprised principally of investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

	Millions of yen
	March 31, 2020
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥14,434	¥0	¥0	¥0
Other than Japan
Pooled funds*2	15,207	0	0	0
Debt securities:			0
Japan			0
Pooled funds*3	26,133	0	0	0
Other than Japan			0
Pooled funds*4	33,930	0	0	0
Other assets:
Life insurance company general accounts*5	28,591	0	28,591	0
Others*6	4,485	0	4,485	0

	¥122,780	¥0	¥33,076	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥17 million at March 31, 2020.

*2	These funds invest in listed shares.

*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥1,192 million at March 31, 2020.

*4	These funds invest entirely in foreign government bonds.

*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.

*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2020, our policy for the portfolio of plans consists of three major components: approximately 20% is invested in equity securities, approximately 50% is invested in debt securities and approximately 30% is invested in other assets, primarily consisting of investments in life insurance company general accounts.
Level 2 assets are comprised principally of investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.
The fair value of overseas pension plan assets at March 31, 2019 and 2020, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement
s
.”

	Millions of yen
	March 31, 2019
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥42,124	¥42,124	¥0	¥0
Pooled funds*1	392	0	0	0
Debt securities:
Other than Japan
Government bonds	47,269	47,269	0	0
Municipal bonds	4,640	0	4,640	0
Other assets:
Life insurance company general accounts*2	588	0	588	0
Others*3	1,824	0	1,824	0

	¥96,837	¥89,393	¥7,052	¥0

*1	These funds invest in listed shares.

*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.

*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2019, our policy for the portfolio of plans consists of three major components: approximately 40% is invested in equity securities and approximately 50% is invested in debt securities and approximately 10% is invested in other assets, primarily consisting of investments in life insurance company general accounts.
Each level into which assets are categorized is based on inputs used to measure the fair value of the assets. Level 1 assets are comprised principally of equity securities and debt securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of debt securities and investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

	Millions of yen
	March 31, 2020
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥36,848	¥36,848	¥0	¥0
Pooled funds*1	311	0	0	0
Debt securities:
Other than Japan
Government bonds	50,622	50,622	0	0
Municipal bonds	4,849	0	4,849	0
Other assets:
Life insurance company general accounts*2	355	0	355	0
Others*3	4,009	0	4,009	0

	¥96,994	¥87,470	¥9,213	¥0

*1	These funds invest in listed shares.

*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.

*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
At March 31, 2020, our policy for the portfolio of plans consists of three major components: approximately 40% is invested in equity securities and approximately 50% is invested in debt securities and approximately 10% is invested in other assets, primarily consisting of investments in life insurance company general accounts.
Each level into which assets are categorized is based on inputs used to measure the fair value of the assets. Level 1 assets are comprised principally of equity securities and debt securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of debt securities and investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.
The Company and certain subsidiaries expect to contribute ¥3,792 million to its Japanese pension plans and ¥2,195 million to its overseas pension plans during the year ending March 31, 202
1
.
At March 31, 2020, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

	Millions of yen
Years ending March 31,	Japanese plans	Overseas plans
2021	¥3,057	¥1,483
2022	2,910	1,541
2023	3,037	1,558
2024	3,263	1,685
2025	3,434	1,748
2026-2030	19,887	10,846

Total	¥35,588	¥18,861

The cost recognized for Japanese defined contribution pension plans of the Company and certain of its subsidiaries for fiscal 2018, 2019 and 2020 were ¥1,626 million, ¥1,728 million and ¥1,779 million, respectively. The cost recognized for overseas defined contribution pension plans of the Company and certain of its subsidiaries for fiscal 2018, 2019 and 2020 were ¥2,354 million, ¥2,504 million and ¥2,320 million, respectively.